SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-lived assets & Income taxes (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Intangible assets, useful life			10 years
Impairment loss measurement	$ 0	$ 0	$ 0	$ 0
U.S. Treasury Bills	$ 9,900,000		$ 9,900,000
Maturity term			6 months